Significant Financing Transactions (Schedule of Equity Units) (Parenthetical) (Details) - USD ($) $ in Millions	Jun. 14, 2019	Sep. 30, 2019
Capital Unit [Line Items]
Issuance costs	$ 28
Corporate units stock purchase contract liability payments	17
Stock Purchase Contract Liability		$ 233
Preferred Stock
Capital Unit [Line Items]
Issuance costs	14
Common Stock
Capital Unit [Line Items]
Issuance costs	$ 14